Current and Deferred Income Tax (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of income tax
	06.30.21	06.30.20	06.30.19
Current income tax	(983)	(37)	(197)
Special tax for tax revaluation	-	-	(594)
Minimum presumed income tax	-	(2)	-
Deferred income tax	(12,603)	(8,033)	10,010
Income tax - (Loss)/ Profit	(13,586)	(8,072)	9,219

Schedule of statutory taxes rates
Tax jurisdiction	Income tax rate	Fiscal year
Argentina	25% y 30%	2021,2020 and 2019
Uruguay	0%	-

Schedule of deferred tax assets and liabilities
	06.30.21	06.30.20
Deferred income tax asset to be recovered after more than 12 months	1,024	4,443
Deferred income tax asset to be recovered within 12 months	3,828	1,093
Deferred income tax asset	4,852	5,536

Deferred income tax liabilities to be recovered after more than 12 months	(52,720)	(39,589)
Deferred income tax liabilities to be recovered within 12 months	(503)	(1,632)
Deferred income tax liabilities	(53,223)	(41,221)
Deferred income tax, net	(48,371)	(35,685)

Schedule of the deferred income tax assets and liabilities
	06.30.20	(Charged) / Credited to the statements of income and other comprehensive income	Revaluation surplus	06.30.21
Deferred income tax asset
Tax loss carry-forwards	3,932	(3,787)	-	145
Investment properties	200	301	-	501
Borrowings	68	32	-	100
Trade and other payables	845	(145)	-	700
Trade and other receivables	98	2,834	-	2,932
Trading properties	336	41	-	377
Property, plant and equipment	-	9	-	9
Provisions	1	3	-	4
Other	32	(8)	-	24
Payroll and social security liabilities	6	-	-	6
Tax inflation adjustment	18	36	-	54
Subtotal deferred income tax assets	5,536	(684)	-	4,852

Deferred income tax liabilities
Investment properties and properties plant and equipment	(35,997)	(6,462)	(83)	(42,542)
Right of use assets	(2)	(2)	-	(4)
Trade and other payables	(55)	(16)	-	(71)
Investments in financial instruments	(151)	150	-	(1)
Other	(356)	(209)	-	(565)
Trading properties	(31)	31	-	-
Tax inflation adjustment	(3,246)	3,204	-	(42)
Trade and other receivables	(1,383)	(1,906)	-	(3,289)
Cash and cash equivalent	-	(2)	-	(2)
Inflation adjustment	-	(6,707)	-	(6,707)
Subtotal deferred income tax liabilities	(41,221)	(5,212)	(83)	(53,223)
Deferred income tax liabilities, net	(35,685)	(12,603)	(83)	(48,371)
	06.30.19	Credited / (Charged) to the statements of income and other comprehensive income	Revaluation surplus	Decrease due to loss of control	06.30.20
Deferred income tax asset
Tax loss carry-forwards	2,337	1,595	-	-	3,932
Investment properties	-	200	-	-	200
Borrowings	69	(1)	-	-	68
Trade and other payables	1,178	(333)	-	-	845
Trade and other receivables	148	(50)	-	-	98
Trading properties	-	336	-	-	336
Provisions	1	-	-	-	1
Other	14	18	-	-	32
Payroll and social security liabilities	8	(2)	-	-	6
Tax inflation adjustment	24	(6)	-	-	18
Subtotal deferred income tax assets	3,779	1,757	-	-	5,536

Deferred income tax liabilities
Investment properties and properties plant and equipment	(27,591)	(8,809)	(137)	540	(35,997)
Right of use assets	-	(2)	-	-	(2)
Trade and other payables	(54)	(1)	-	-	(55)
Investments in financial instruments	(264)	113	-	-	(151)
Other	(137)	(219)	-	-	(356)
Trading properties	(54)	23	-	-	(31)
Inflation adjustment	(2,405)	(841)	-	-	(3,246)
Trade and other receivables	(1,317)	(66)	-	-	(1,383)
Cash and cash equivalent	(12)	12	-	-	-
Subtotal deferred income tax liabilities	(31,834)	(9,790)	(137)	540	(41,221)
Deferred income tax liabilities, net	(28,055)	(8,033)	(137)	540	(35,685)

Schedule of tax loss carry forward
Jurisdiction	Tax loss carry-forward	Date of generation	Date of expiration	Rate
Argentina	31	2018	2023	25%
Argentina	300	2019	2024	25%
Argentina	82	2020	2025	25% y 30%
	413

Schedule of reconciliation of income tax recognized
	06.30.21	06.30.20	06.30.19
Loss/ (profit) for the year before income tax at the prevailing tax rate	2,685	(10,601)	14,446
Tax effects of:
Rate change	(11,875)	3,567	332
Share of (loss)/ profit of associates and joint ventures	(796)	80	(260)
Result by rate transparency	(168)	280	(153)
Result from sale of subsidiaries	-	(589)	(3)
Special tax, revaluation	-	-	(593)
Loss forecast	5	-	-
Tax loss carry-forwards	(119)	(194)	(116)
Non-taxable, non-deductible items	(42)	(1)	55
Difference between provisions and affidavits	272	73	6
Minimum presumed income tax	-	(2)	-
Goodwill reversal	-	-	(83)
Others	99	-	(13)
Inflation adjustment	48	(885)	(2,784)
Tax inflation adjustment	(3,695)	200	(1,615)
Income tax - (Loss)/ profit	(13,586)	(8,072)	9,219

Schedule of accumulated net taxable profit
Accumulated net taxable profit				On the
More of	To	Will pay	More %	surplus of
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000